UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
		          Washington, D.C. 20549

				Form 13F-HR

			     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 	 June 30, 2012
					      -----------------------


Check here if Amendment [ ]; Amendment Number:
						-------------
	This Amendment (Check only one.):	[ ] is a restatement.
                                		[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 	   Jaffetilchin Investment Partners, LLC
Address:   15350 N. Florida Ave
	   Tampa, FL 33613


Form 13F File Number: 028-12539

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	 Scott Jones
Title:   Compliance Officer
Phone:	 813-963-2500


Signature, Place, and Date of Signing:

/S/ Scott Jones      	Tampa,FL	  8/3/2012
-------------------    -----------	  -------------
[Signature]            [City, State]      [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                        --------------

Form 13F Information Table Entry Total:      125
                                        --------------

Form 13F Information Table Value Total:   78,847.05
                                        --------------
                                          (thousands)



List of Other Included Managers:

NONE


Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.

No.    Form 13F File Number    Name
NONE   NONE                    None

										                                   VOTING
Name of Issuer                          TITLE     CUSIP       Value     SHARES/  SH/PRN OR  INVESTMENT   OTHER    AUTHORITY
				        OF CLASS              (x$1000)  PRN AMT  PUT/CALL   DISCRETION 	MANAGERS    SOLE
--------------------------------------- ------- ------------- --------- -------- ---------- ----------  -------- ------------

Aflac Inc                              	CS	001055102	229.60 	5,391	    SH	  	SOLE	N/A	 5,391
Alexion Pharm Inc.                   	CS	015351109	441.39 	4,445	    SH		SOLE	N/A	 4,445
Alliance Data Sys Corp              	CS	018581108     1,060.83  7,858	    SH		SOLE	N/A	 7,858
Altera Corp                           	CS	021441100	204.60 	6,046	    SH		SOLE	N/A	 6,046
Altria Group Inc                      	CS	02209S103	592.78 	17,157	    SH		SOLE	N/A	 17,157
Ameresco Inc Com Usd0.0001         	CS	02361E108	506.55 	42,460	    SH		SOLE	N/A	 42,460
American Cap Agy Corp Com          	CS	02503X105	464.00 	13,805	    SH		SOLE	N/A	 13,805
American Eagle Outfitters        	CS	02553E106	257.10 	13,031	    SH		SOLE	N/A	 13,031
American Express Co                   	CS	025816109	370.62 	6,367	    SH		SOLE	N/A	 6,367
American Tower Corp             	CS	03027x 10 	640.31 	9,159	    SH		SOLE	N/A	 9,159
Ametek Inc New                        	CS	031100100	242.81 	4,865	    SH		SOLE	N/A	 4,865
Apple Inc                             	CS	037833100     2,891.97 	4,952	    SH		SOLE	N/A	 4,952
At&T Inc Com               		CS	00206R102	326.84 	9,166	    SH		SOLE	N/A	 9,166
Baker Hughes Inc                      	CS	057224107	225.39 	5,484	    SH		SOLE	N/A	 5,484
Bard C R Inc                          	CS	067383109	533.87 	4,969	    SH		SOLE	N/A	 4,969
Bmc Software Inc                      	CS	055921100	496.71 	11,638	    SH 		SOLE	N/A	 11,638
Buckeye Partners L Punit Ltd P        	CS	118230101	242.85 	4,655	    SH		SOLE	N/A	 4,655
Ca Inc Com                            	CS	12673P105     1,042.37 	38,478	    SH		SOLE	N/A	 38,478
Carmax Inc                            	CS	143130102	213.25 	8,221	    SH		SOLE	N/A	 8,221
Carter Inc Formerly C	        	CS	146229109	252.27 	4,796	    SH		SOLE	N/A	 4,796
Caterpillar Inc                       	CS	149123101	234.35 	2,760	    SH		SOLE	N/A	 2,760
Cerner Corp                           	CS	156782104     1,234.20 	14,931	    SH		SOLE	N/A	 14,931
Cgi Group Inc Class A Sub Vtg         	CS	39945C109	242.92 	10,126	    SH		SOLE	N/A	 10,126
Chevron Corp New                      	CS	166764100	463.91 	4,397	    SH		SOLE	N/A	 4,397
Chipotle Mexican Grill Inc         	CS	169656105	770.16 	2,027	    SH		SOLE	N/A	 2,027
Church & Dwight Inc                   	CS	171340102	512.82 	9,245	    SH		SOLE	N/A	 9,245
Cisco Sys Inc                         	CS	17275R102	194.91 	11,352	    SH		SOLE	N/A	 11,352
Citrix Systems Inc                    	CS	177376100     1,581.35 	18,839	    SH		SOLE	N/A	 18,839
Clean Energy Fuels Corp              	CS	184499101	243.35 	15,700	    SH		SOLE	N/A	 15,700
Companhia De Bebidasspons Adr         	CS	20441W203	252.07 	6,576	    SH		SOLE	N/A	 6,576
Companhia De Saneamento Basico        	CS	20441A102	605.67 	7,984	    SH		SOLE	N/A	 7,984
Cummins Inc Formerlycummins En        	CS	231021106	232.20 	2,396	    SH		SOLE	N/A	 2,396
Delta Air Lines Inc Del Com Ne        	CS	247361702	142.03 	12,971	    SH		SOLE	N/A	 12,971
Diamond Offshore Drilling I        	CS	25271C102	231.08 	3,908	    SH		SOLE	N/A	 3,908
Discover Finl Svcs                    	CS	254709108	659.48 	19,071	    SH		SOLE	N/A	 19,071
Dollar Gen Corp                       	CS	256677105     1,193.70 	21,947      SH		SOLE	N/A	 21,947
Dollar Tree Inc Com                   	CS	256746108	544.99 	10,130	    SH		SOLE	N/A	 10,130
Eastman Chem Co                       	CS	277432100	541.68 	10,754	    SH		SOLE	N/A	 10,754
Ecolab Inc                            	CS	278865100	255.55 	3,729	    SH		SOLE	N/A	 3,729
Ecopetrol S A Sponsored         	CS	279158109	335.02 	6,005	    SH		SOLE	N/A	 6,005
Enterprise Products Pptns Lp          	CS	293792107	646.19 	12,611	    SH		SOLE	N/A	 12,611
Equinix Inc New                       	CS	29444U502	355.34 	2,023	    SH		SOLE	N/A	 2,023
Exxon Mobil Corp                      	CS	30231G102	808.64 	9,450	    SH		SOLE	N/A	 9,450
F5 Networks Inc                       	CS	315616102	221.12 	2,221	    SH		SOLE	N/A	 2,221
Fifth Third Bancorp                   	CS	316773100	134.16 	10,012	    SH		SOLE	N/A	 10,012
Foot Locker Inc                       	CS	344849104	379.47 	12,409	    SH		SOLE	N/A	 12,409
Fossil Inc                            	CS	349882100	229.01 	2,992	    SH		SOLE	N/A	 2,992
Genuine Parts Co                      	CS	372460105	469.20 	7,788	    SH		SOLE	N/A	 7,788
Gnc Holdings Inc Comusd0.001          	CS	36191G107	276.87 	7,063	    SH		SOLE	N/A	 7,063
Halliburton Co Holding Co        	CS	406216101	202.66 	7,138	    SH		SOLE	N/A	 7,138
Hollyfrontier Corporatio        	CS	436106108	265.69 	7,499	    SH		SOLE	N/A	 7,499
Home Depot Inc                        	CS	437076102	467.58 	8,824	    SH		SOLE	N/A	 8,824
Humana Inc                            	CS	444859102	213.75 	2,760	    SH		SOLE	N/A	 2,760
Hunt J. B.Trans Svcs Inc          	CS	445658107	289.36 	4,855	    SH		SOLE	N/A	 4,855
Informatica Corp                      	CS	45666Q102	225.74 	5,329	    SH		SOLE	N/A	 5,329
Intel Corp                            	CS	458140100	754.57 	28,314	    SH		SOLE	N/A	 28,314
Intercontl Hotels Adr Each R        	CS	45857P301	527.24 	21,877	    SH		SOLE	N/A	 21,877
Intl Business Mach                    	CS	459200101	781.36 	3,995	    SH		SOLE	N/A	 3,995
Intuitive Surgical Inc Com Ne        	CS	46120E602	564.87 	1,020	    SH		SOLE	N/A	 1,020
Iron Mountain Inc Del               	CS	462846106	507.91 	15,410	    SH		SOLE	N/A	 15,410
Ishares Barclays Treas Infl        	CS	464287176	246.22 	2,057	    SH		SOLE	N/A	 2,057
Ishares Silver Tr Ishares           	ETF	46428Q109	921.69 	34,585	    SH		SOLE	N/A	 34,585
Ishares Tr S&P 500 Index Fd          	CS	464287200     1,201.13 	8,783	    SH		SOLE	N/A	 8,783
Ishares Tr S&P U S Pfd Stk In        	CS	464288687     7,323.62 	187,641	    SH		SOLE	N/A	 187,641
Johnson & Johnson                     	CS	478160104	449.86 	6,659	    SH		SOLE	N/A	 6,659
Joy Global Inc                        	CS	481165108	231.52 	4,081	    SH		SOLE	N/A	 4,081
Jpmorgan Chase & Co Alerian Ml        	ETN	46625H365     7,646.11 	197,268	    SH		SOLE	N/A	 197,268
Kansas City Southern	          	CS	485170302	363.03 	5,219	    SH		SOLE	N/A	 5,219
Kla-Tencor Corp Frmly Kla         	CS	482480100	649.12 	13,180	    SH		SOLE	N/A	 13,180
Kyocera Corp Adr-Each C        		CS	501556203	236.35 	2,747	    SH		SOLE	N/A	 2,747
Liberty Media Corp New Libert        	CS	530322106	533.61 	6,070	    SH		SOLE	N/A	 6,070
Lkq Corp                              	CS	501889208	338.55 	10,147	    SH		SOLE	N/A	 10,147
Market Vectors Etf Tr Gold Mi        	ETF	57060U100	539.48 	12,050	    SH		SOLE	N/A	 12,050
Market Vectors Etf Tr Lehman         	ETF	57060U878	892.51 	27,675	    SH		SOLE	N/A	 27,675
Marsh & Mclennan Cos                  	CS	571748102	227.38 	7,055	    SH		SOLE	N/A	 7,055
Mastercard Inc Cl A                   	CS	57636Q104	599.58 	1,394	    SH		SOLE	N/A	 1,394
Microsoft Corp                        	CS	594918104	311.64 	10,188	    SH		SOLE	N/A	 10,188
Mobile Telesystems Ojsc              	CS	607409109	220.69 	12,831	    SH		SOLE	N/A	 12,831
Monsanto Co New                       	CS	61166W101	546.35 	6,600	    SH		SOLE	N/A	 6,600
Monster Beverage			CS	411310105	811.18 	11,393	    SH		SOLE	N/A	 11,393
Netease Com Inc                       	CS	64110W102     1,471.07 	24,997	    SH		SOLE	N/A	 24,997
Novo Nordisk A/S Adr Fmly Nov        	CS	670100205	279.05 	1,920	    SH		SOLE	N/A	 1,920
Oneok Partners L P Unit Ltd P        	CS	68268N103	601.09 	11,183	    SH		SOLE	N/A	 11,183
Oracle Corporation                    	CS	68389X105	278.73 	9,385	    SH		SOLE	N/A	 9,385
Panera Bread Company Cl A             	CS	69840W108	235.93 	1,692	    SH		SOLE	N/A	 1,692
Peabody Energy Corp                   	CS	704549104	233.11 	9,507	    SH		SOLE	N/A	 9,507
Perrigo Co                            	CS	714290103	415.71 	3,525	    SH		SOLE	N/A	 3,525
Petsmart Inc                          	CS	716768106	292.56 	4,291	    SH		SOLE	N/A	 4,291
Plains All American Pipeline L        	CS	726503105	609.71 	7,545	    SH		SOLE	N/A	 7,545
Polo Ralph Lauren Corp Cl A         	CS	751212101	239.09 	1,707	    SH		SOLE	N/A	 1,707
Powershares Qqq Tr Unit Ser 1        	ETF	73935A104	680.48 	10,606	    SH		SOLE	N/A	 10,606
Priceline Com Inc Com New           	CS	741503403	862.55 	1,298	    SH		SOLE	N/A	 1,298
Procter & Gamble Co                   	CS	742718109	266.75 	4,355	    SH		SOLE	N/A	 4,355
Red Hat Inc                           	CS	756577102	868.04 	15,369	    SH		SOLE	N/A	 15,369
Resmed Inc                            	CS	761152107	505.60 	16,205	    SH		SOLE	N/A	 16,205
Rex Energy Corp                       	CS	761565100	112.10 	10,000	    SH		SOLE	N/A	 10,000
Ross Stores Inc                       	CS	778296103	652.87 	10,451	    SH		SOLE	N/A	 10,451
Sally Beauty Hldgs Inc Com           	CS	79546E104	238.74 	9,275	    SH		SOLE	N/A	 9,275
Sasol Ltd Spon Adr 	         	CS	803866300	209.28 	4,930	    SH		SOLE	N/A	 4,930
Scripps Networks Interactiv        	CS	811065101	359.01 	6,314	    SH		SOLE	N/A	 6,314
Simon Ppty Grp Inc               	CS	828806109	638.83 	4,104	    SH		SOLE	N/A	 4,104
Solarwinds Inc Com                    	CS	83416B109	586.67 	13,468	    SH		SOLE	N/A	 13,468
Spdr Ser Tr Lehman Intl Treas        	ETF	78464A516	907.97 	15,356	    SH		SOLE	N/A	 15,356
Sprint Nextel Corp Fon Shs           	CS	852061100	 32.60 	10,000	    SH		SOLE	N/A	 10,000
Starbucks Corp                        	CS	855244109	544.24 	10,207	    SH		SOLE	N/A	 10,207
Streettracks Gold Trgold Shs          	CS	78463V107	595.77 	3,839	    SH		SOLE	N/A	 3,839
Suntrust Banks Inc                    	CS	867914103	394.90 	16,298	    SH		SOLE	N/A	 16,298
SXC Health Solutions			CS	78505p100	693.38 	6,989	    SH		SOLE	N/A	 6,989
Tenaris Sa Spons Adr 	        	CS	88031M109	238.50 	6,820	    SH		SOLE	N/A	 6,820
Tjx Companies Inc                     	CS	872540109	687.35 	16,011	    SH		SOLE	N/A	 16,011
Tractor Supply Co                     	CS	892356106	434.24 	5,228	    SH		SOLE	N/A	 5,228
Transdigm Group Inc Com               	CS	893641100	385.44 	2,870	    SH		SOLE	N/A	 2,870
Ulta Salon Cosmetics	         	CS	90384S303	591.38 	6,333	    SH		SOLE	N/A	 6,333
Under Armour Inc Cl A              	CS	904311107	350.80 	3,713	    SH		SOLE	N/A	 3,713
United Parcel Svc Inc Cl B          	CS	911312106	531.08 	6,743	    SH		SOLE	N/A	 6,743
US Bancorp Del Com New           	CS	902973304	548.35 	17,051	    SH		SOLE	N/A	 17,051
Vanguard Whitehall Fds High D        	ETF	921946406	280.37 	5,827	    SH		SOLE	N/A	 5,827
Verisign Inc                          	CS	92343E102	526.11 	12,075	    SH		SOLE	N/A	 12,075
Verizon Communicat 		       	CS	92343V104	483.12 	10,871	    SH		SOLE	N/A	 10,871
Wal-Mart Stores Inc                   	CS	931142103	550.69 	7,899	    SH		SOLE	N/A	 7,899
Western Digital Corpdel               	CS	958102105	226.74 	7,439	    SH		SOLE	N/A	 7,439
Westport Innovationsinc Com Np        	CS	960908309	385.88 	10,500	    SH		SOLE	N/A	 10,500
Whole Foods Mkt Inc                   	CS	966837106	252.12 	2,645	    SH		SOLE	N/A	 2,645
Wisdomtree Tr Divid Ex F        	ETF	97717W406     3,882.61 	72,141	    SH		SOLE	N/A	 72,141
Wisdomtree Tr Intl Divid Ex F        	ETF	97717W786	368.56 	9,666	    SH		SOLE	N/A	 9,666


